Financial instruments	12 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Financial instruments
Financial instruments

a)	Credit risk

Credit risk arises from cash, cash held in trust as well as credit exposure to customers, including outstanding trade receivables. The Company manages credit risk on cash and cash equivalents by ensuring that the counterparties are banks, governments and government agencies with high credit ratings.
The maximum exposure to credit risk for cash, cash held in trust and trade receivables approximate the amount recorded on the consolidated balance sheet of $228,542 at June 30, 2018 (2017 - $465,277).
The balance of trade amounts receivable are mainly with Canadian broadcasters and large international distribution companies. Management manages credit risk by regularly reviewing aged accounts receivables and appropriate credit analysis. The Company has booked an allowance for doubtful accounts of approximately 6% against the gross amounts for certain trade amounts receivable and management believes that the net amount of trade amounts receivable is fully collectible. In assessing credit risk, management includes in its assessment the long-term receivables and considers what impact the long-term nature of the receivable has on credit risk. For certain arrangements with licensees, the Company is considered the agent, and only reports the revenue net of the licensor’s share. When the Company bills a third party in full where it is an agent for the licensor, the Company records an offsetting amount in accounts payable that is only payable to a licensee when the amount is collected from the third party. This reduces the risk, as the Company is only exposed to the amounts receivable related to the revenue it records.

b)	Interest rate risk

The Company is exposed to interest rate risk arising from fluctuations in interest rates as its interim production financing, certain long-term debt and a portion of cash and cash equivalents and cash held in trust bear interest at floating rates. A 1% (100 bps) fluctuation in the interest rate on the Company's variable rate debt instruments would have an approximate $6,000 to $7,000 effect on net income before income taxes.

c)	Liquidity risk

The Company manages liquidity by forecasting and monitoring operating cash flows and through the use of finance leases, interim production financing and maintaining revolving credit facilities (note 12). As at June 30, 2018, the Company had cash on hand of $46,550 (June 30, 2017 - $62,143).
Results of operations for any period are dependent on the number and timing of film and television programs delivered, which cannot be predicted with certainty. Consequently, the Company’s results from operations may fluctuate materially from period-to-period and the results of any one period are not necessarily indicative of results for future periods. Cash flows may also fluctuate and are not necessarily closely correlated with revenue recognition. During the initial broadcast of the rights, the Company is somewhat reliant on the broadcaster’s budget and financing cycles and at times the license period gets delayed and commences at a later date than originally projected.
The Company’s film and television revenues vary significantly from quarter to quarter driven by contracted deliveries with the primary broadcasters. Although with the Company’s recent diversification of its revenue mix, particularly in the strengthening of the distribution revenue stream and addition of the broadcasting revenue stream, some of the quarterly unevenness is improving slightly and becoming more predictable. Distribution revenues are contract and demand driven and can fluctuate significantly from year-to-year. The Company maintains appropriate cash balances and has access to financing facilities to manage fluctuating cash flows.
The Company obtains interim production financing (note 12) to provide funds until such time as the federal and provincial film tax credits (note 6) are collected. Upon collection of the film tax credits, the related interim production financing is repaid.

d)	Currency risk

The Company’s activities involve holding foreign currencies and incurring production costs and earning revenues denominated in foreign currencies. These activities result in exposure to fluctuations in foreign currency exchange rates. The Company periodically enters into foreign exchange purchases contracts to manage its foreign exchange risk on USD, GBP and Euro denominate contracts. At June 30, 2018, the Company revalued its financial instruments denominated in a foreign currency at the prevailing exchange rates. A 1% change in the USD, GBP, JPY or Euro foreign exchange rates would have an approximate $8,000 effect on net income and comprehensive income.

e)	Contractual maturity analysis for financial liabilities

		Less than	1 to 3	4 to 5	After 5
	Total	1 year	years	years	years
	$	$	$	$	$

Bank indebtedness	16,350	16,350	—	—	—
Accounts payable and accrued liabilities	130,545	130,545	—	—	—
Interim production financing	93,683	93,683	—	—	—
Other liabilities	8,150	—	8,150	—	—
Senior Unsecured Convertible Debentures	193,474	8,225	16,450	16,450	152,349
Term Facility	747,021	24,197	47,856	47,273	627,695
Finance lease obligations	9,435	4,364	4,132	939	—

	1,198,658	277,364	76,588	64,662	780,044

Contractual payments in the table above includes fixed rate interest payments but excludes variable rate interest payments and are not discounted. Other liabilities exclude deferred lease inducements as these do not require any future contractual payments.

f)	Fair values

The Company categorizes its fair value measurements using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The value hierarchy has the following levels:

Level 1 -	valuation based on quoted prices observed in active markets for identical assets and liabilities.
Level 2 -
valuation techniques based on inputs that are quoted prices of similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; inputs other than quoted prices used in a valuation model that are observable for that instrument, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 -	valuation techniques with significant unobservable market inputs.

A financial instrument is classified to the lowest of the hierarchy for which a significant input has been considered in measuring fair value.

Fair value estimates are made at a specific point in time based on relevant market information. These are estimates and involve uncertainties and matters of significant judgment and cannot be determined with precision. Change in assumptions and estimates could significantly affect fair values.

Financial assets and liabilities measured at fair value

	As at

	June 30, 2018		June 30, 2017
	Fair value hierarchy	Fair value(1)	Fair value hierarchy	Fair value(1)
Derivatives
Embedded derivatives (2)	Level 2	(11,940)	Level 2	—
Foreign currency forwards (3)	Level 2	(61)	Level 2	(174)

(1) The Company values its derivatives using valuations that are calibrated to the initial trade prices. Subsequent valuations are based on observable inputs to the valuation model.
(2) The fair values of embedded derivatives are determined using valuation models.
(3) The fair value of forward currency contracts is determined using prevailing exchange rates.

Financial assets and liabilities not measured at fair value

The carrying amounts reported on the consolidated financial statements for cash on hand, cash held in trust, amounts receivables and accounts payable and accrued liabilities all approximate their fair values due to their immediate or short-term nature. Bank indebtedness was renegotiated during the previous year to reflect current interest rates; therefore, management believes the carrying amounts also approximate their fair values. Cash has a hierarchy of Level 1, all other values listed above are listed as Level 3.

The following table summarizes the fair value and carrying value of other financial liabilities that are not recognized at fair value on a recurring basis on the consolidated balance sheets:

	As at

	June 30, 2018			June 30, 2017
	Fair value hierarchy	Fair value liability	Carrying value	Fair value hierarchy	Fair value liability	Carrying value

Term Facility(1)	Level 2	645,298	645,298	Level 2	642,363	642,363
Senior Unsecured Notes(2)	Level 2	—	—	Level 2	225,000	225,000
Obligations under finance leases	Level 2	8,757	8,757	Level 2	8,245	8,245
Special Warrants	Level 3	—	—	Level 3	140,000	140,000
Senior Unsecured Convertible Debentures(3)	Level 1	123,200	130,355	N/A	—	—
Interim production financing(4)	Level 2	93,683	93,683	Level 2	101,224	101,224
Other liabilities(5)	Level 3	8,150	8,150	Level 3	11,422	11,422

(1) The interest rates on the Term Facility resets regularly; therefore, the fair value, using a market approach approximates the carrying value.
(2) Management estimates the fair value using a market approach, based on publicly disclosed trades between arm's length parties.
(3) The fair value of the convertible debentures is based on market quotes as these are actively traded on the open exchange.
(4) Interim production financing bears interest at variable rates, therefore management believes the fair value approximates the carrying value.
(5) The fair value of other liabilities, which includes the tangible benefit obligations, the long-term portion of certain other contractual liabilities and excludes deferred lease inducements, was estimated based on discounting the expected future cash flows. The key unobservable assumptions in calculating the fair value are the timing of the payments over the next four years related to the tangible benefit obligation included in other liabilities, and the discount rate used for discounting the other liabilities.

g) Foreign currency contracts

At June 30, 2018, the Company had notional principal of US$2,231 (2017 - US$7,756) in contracts to sell US dollars.